Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

October 8, 2021

VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
Disclosure Review and Accounting Office
100 F Street NE
Washington, DC  20549

Re:	Fundrise Income Real Estate Fund, LLC
(CIK: 0001885551)

Ladies and Gentlemen:

On behalf of Fundrise Income Real Estate Fund, LLC (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, is the electronic version of the Registrant’s registration statement on Form N-14 (the “Registration Statement”) containing an information statement/prospectus and related statement of additional information that is proposed to be used in connection with the proposed merger in which six real estate investment trusts (“REITs”), Fundrise Income eREIT II, LLC; Fundrise Income eREIT III, LLC; Fundrise Income eREIT 2019, LLC; Fundrise Income eREIT V, LLC; Fundrise eREIT XIV, LLC and Fundrise Real Estate Investment Trust, LLC will be merged into Registrant, a newly organized Delaware limited liability company that is in the process of registering under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an “interval fund.”

As previously discussed with the accounting staff, we have included a schedule of investments as part of the pro forma financial information but await further guidance on whether a full set of pro forma financial statements should be provided or whether a pro forma narrative will suffice.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, contact JJ Dikmak at (215) 564-8025.  You can also contact me at kgreenberg@stradley.com

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.